UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01525

ALLSTATE ASSURANCE COMPANY

SEPARATE ACCOUNT B

(Exact name of Registrant as specified in charter)

3100 Sanders Road, Suite J5B

Northbrook, Illinois 60062

(Address of principal executive offices)

Director of Illinois

Department of Insurance

320 West Washington Street

Springfield, Illinois 62767

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 402-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

1. SCHEDULE OF INVESTMENTS (Unaudited)

Allstate Assurance Company Separate Account B

March 31, 2006

COMMON STOCKS

	Number of Shares	Market Value
CONGLOMERATES (12.8%)
General Electric Company	3,400	$118,252
Textron, Inc.	1,150	107,398
Tyco International, Ltd.	4,100	110,208

		335,858

CONSUMER GOODS & SERVICES (8.0%)
Comcast Corporation, Class A *	2,600	67,912
PepsiCo, Inc.	1,300	75,127
Time Warner, Inc.	4,000	67,160

		210,199

INDUSTRIAL GOODS & SERVICES (8.9%)
D.R. Horton Inc.	1,750	58,135
Emerson Electric Company	800	66,904
International Paper Company	300	10,371
Masco Corporation	3,000	97,470

		232,880

RETAIL (7.3%)
Lowe’s Companies, Inc.	1,800	115,992
Wal-Mart Stores, Inc.	1,600	75,584

		191,576

ENERGY (16.9%)
Dominion Resources Inc	1,250	86,288
Grant Prideco, Inc. *	2,500	107,100
Schlumberger Limited	900	113,913
Weatherford International, Ltd *	3,000	137,250

		444,551

FINANCIAL (16.1%)
American Express Company	2,700	141,885
American International Group	500	33,045
Bank of America Corporation	2,000	91,080
Citigroup Inc.	1,500	70,845
JPMorgan Chase & Co.	2,050	85,362

		422,217

1. SCHEDULE OF INVESTMENTS (Unaudited) - Continued

Allstate Assurance Company Separate Account B

March 31, 2006

COMMON STOCKS-Continued

	Number of Shares	Market Value

HEALTH CARE (4.1%)
Eli Lilly and Company	500	27,650
Johnson & Johnson	764	45,244
Medtronic, Inc.	700	35,525

		108,419

TECHNOLOGY-HARDWARE (7.0%)
Cisco Systems, Inc. *	5,500	119,185
Intel Corporation	3,400	65,790

		184,975

TECHNOLOGY-SOFTWARE (11.1%)
First Data Corporation	2,000	93,640
Microsoft Corporation	3,200	87,072
Yahoo! Inc. *	3,400	109,684

		290,396

TELECOMMUNICATIONS (8.0%)
Corning Inc. *	3,400	91,494
Motorola, Inc.	2,500	57,275
Vodafone Group PLC - ADR	3,000	62,700

		211,469

TOTAL COMMON STOCK (100.2%)		2,632,540

TOTAL INVESTMENTS (100.2%)		2,632,540
CASH AND RECEIVABLES LESS LIABILITIES (-0.2%)		(6,507)

TOTAL CONTRACT OWNERS’ EQUITY (100.0%)		$2,626,033

*	Non-income producing security

ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allstate Assurance Company

Separate Account B

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 24, 2006.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ David G. Fussell
David G. Fussell
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 24, 2006.